NOTE 9 - RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
NOTE 9 - RELATED PARTY TRANSACTIONS - Founder Loan

	Three Months Ended March 31,	Year Ended December 31,
	2022	2021
Beginning balance	$428,177	$500,915
Effects of currency translation	(12,282)	(6,738)
Loan Payable	415,895	494,177
Less: conversions into preferred stock	—	(66,000)
Ending balance	$415,895	$428,177

	December 31,	December 31,
	2021	2020
	$500,915	$518,955
Effects of currency translation	(6,738)	—
Loan Payable	494,177	518,955
Less: repayments	(66,000)	(18,040)
	$428,177	$500,915

NOTE 9 - RELATED PARTY TRANSACTIONS - Shareholder Loans

	Three Months Ended March 31,	Year Ended December 31,
	2022	2021
Beginning balance	$81,162	$297,006
Effects of currency translation	(2,328)	6,062
Loan Payable	78,834	303,068

Add: additions	19,709	81,162
Less: repayments	(52,556)	(303,068)
Ending balance	$45,987	$81,162

	December 31,	December 31,
	2021	2020
	$51,772	$51,772
	245,234	245,234
Effects of currency translation	6,062	—
Loan Payable	303,068	297,006

Add: additions	81,162	—
Less: repayments	(303,068)	—
	$81,162	$297,006